GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Note 11 - Goodwill And Intangible Assets

NOTE 11 – GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are comprised of the following:

December 31, 2021

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$697,238	(310,359)	$386,879	3-10
Developed Technology	4,595,600	(2,127,599)	2,468,001	9
Film Library	957,000	(249,300)	707,700	11
Trademarks and Tradenames	132,000	(38,339)	93,661	12
Total intangible assets, net	$6,381,838	(2,725,597)	$3,656,241

Goodwill	$104,657	-	$104,657

December 31, 2020

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	(207,771)	$730,229	3-10
Developed Technology	4,595,600	(1,616,975)	2,978,625	9
Film Library	957,000	(177,100)	779,900	11
Trademarks and Tradenames	132,000	(26,731)	105,269	12
Favorable leases	95,000	(50,880)	44,120	3
Other	76,798	-	76,798
Total intangible assets, net	$6,794,398	(2,079,457)	$4,714,941

Goodwill	$768,091	-	$768,091

Amortization expense was $728,192 and $730,940 for year ended December 31, 2021 and 2020, respectively.

There was no impairment considered necessary as of December 31, 2020 for intangibles. There was, however, impairment expense to intangibles of $330,508 for TPT SpeedConnect for the year ended December 31, 2021

In addition, there was impairment expense to Goodwill of $663,434 for Air Fitness and TPT SpeedConnect for the year ended December 31, 2021 and of $853,366 to Goodwill for Blue Collar during the years ended December 31, 2020.

Remaining amortization of the intangible assets is as following for the next five years and beyond:

2022	$662,079
2023	662,079
2024	662,079
2025	662,079
2026	662,079
Thereafter	345,846
$3,656,241